Business Segments (Tables)	12 Months Ended
Sep. 30, 2016
Segment Reporting [Abstract]
Business Segments (in thousands)

	2016	2015	2014
Revenues:
Asset management	$28,739	27,570	24,825
Mining royalty lands	7,533	6,094	5,349
Land development and construction	1,185	982	804
	$37,457	34,646	30,978

Operating profit:
Before corporate expenses:
Asset management	$13,374	13,288	11,703
Mining royalty lands	7,029	5,478	4,735
Land development and construction	(940)	(2,197)	(1,474)
Corporate expenses:
Allocated to asset management	(1,591)	(1,248)	(958)
Allocated to mining royalty	(231)	(1,322)	(1,016)
Allocated to land development and construction	(1,258)	(737)	(565)
Unallocated to discontinued operations	—	(1,081)	(2,685)
	(3,080)	(4,388)	(5,224)
	$16,383	12,181	9,740

Interest expense:
Asset management	$1,561	2,014	1,366

Depreciation, depletion and amortization:
Asset management	$7,689	6,963	6,384
Mining royalty lands	104	133	124
Land development and construction	258	282	197
	$8,051	7,378	6,705

Capital expenditures:
Asset management	$20,747	2,408	6,662
Mining royalty lands	205	—	—
Land development and construction	6,602	4,085	12,621
	$27,554	6,493	19,283

Identifiable net assets at September 30:
Asset management	$171,449	151,023	154,976
Mining royalty lands	39,570	39,300	39,368
Land development and construction	54,157	60,682	56,519
Discontinued operations	—	—	61,134
Cash items	—	419	1,074
Unallocated corporate assets	500	1,054	—
	265,676	252,478	313,071